Interest and Other Income (Details) - Schedule of interest and other income - AUD ($)		6 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Interest and other income
Interest income		$ 1,350	$ 6,553
Total		1,350	6,553
Other Income
R&D tax incentive		2,133,452	1,883,325
COVID-19 relief			41,064
Other grant	[1]	225,746
Total		$ 2,359,198	$ 1,924,389

[1]	Other grants relates to the receipt of grant funding awarded by Michael J. Fox Foundation during the period ended 31 December 2021.